Note 7 - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Rental expense	$ 627	$ 736
Depreciation expense	535	498
Interest expense	43	33
Total finance lease cost	$ 578	$ 531